Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	[1]
Other liabilities
Lease liabilities (Note 22)	£ 1,698	£ 1,823
Provisions for liabilities and charges	1,852	2,677
Retirement benefit liabilities (Note 5)	121	119
Accruals	990	1,125
Deferred income	361	362
Current tax	63	132
Deferred tax (Note 7)	291	266
Acceptances	272	233
Other liabilities	740	801
Total other liabilities	£ 6,388	£ 7,538	[1]	£ 6,802

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.